Convertible debentures and promissory notes payable (Tables)	12 Months Ended
Nov. 30, 2022
Convertible debentures and promissory notes payable
Schedule Of Related Party Transactions
	November 30,	November 30,
	2022	2021

Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, payable monthly (“2018 Debenture”)	$500,000	$500,000

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“November 2019 Debenture”)	250,000	201,483
	$1,800,000	$1,751,483

Schedule Of Promissory notes payable
	November 30,	November 30,
	2022	2021
	$	$
Promissory notes payable to two directors and officers
of the Company, unsecured, no annual interest
rate on the outstanding loan balance	157,437	165,878

Promissory notes payable to third party
unsecured, 10% annual interest
rate on the outstanding loan balance	203,077	-

	360,514	165,878